BANK BORROWINGS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Short-term bank borrowings annual average interest rates	6.88%	7.01%
Long-term bank borrowings have annual average interest rates	4.20%	4.74%
Credit facilities [Member]
Debt Instrument [Line Items]
Short term credit facility	$ 292.0
Short term credit facility, amount withdrawn	215.9
Short term credit facility, amount available	76.2
Credit facilities [Member] | China Development Bank [Member]
Debt Instrument [Line Items]
Short term credit facility	158.4
Short term credit facility, amount available	$ 20.1
Debt instrument, term	7 years
Credit facilities [Member] | China Development Bank, Secondary Line of Credit [Member]
Debt Instrument [Line Items]
Short term credit facility	$ 50.0
Debt instrument, term	4 years
Credit facilities [Member] | Shanghai Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Short term credit facility	$ 20.1
Short term credit facility, amount available	$ 6.7
Debt instrument, term	6 years
Credit facilities [Member] | Bank of Nanjing [Member]
Debt Instrument [Line Items]
Short term credit facility	$ 41.0
Debt instrument, term	3 years
Credit facilities [Member] | Deniz Bank [Member]
Debt Instrument [Line Items]
Short term credit facility	$ 5.0
Debt instrument, term	3 years
Long-term bank borrowings [Member]
Debt Instrument [Line Items]
Maturity date, start	Dec. 31, 2016
Maturity date, end	Dec. 31, 2018